Submission	Sep. 11, 2026
Submission [Line Items]
Central Index Key	0000720762
Registrant Name	NON INVASIVE MONITORING SYSTEMS INC /FL/
Registration File Number	333-297229
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES